Personnel Expenses - Summary of Personnel expense (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Personnel Expenses [Abstract]
Wages, salaries and other employees benefits									$ 64,387	$ 78,988	$ 66,358
Contributions to defined contribution plans									2,994	3,890	3,068
Expenses related to defined benefit plans (refer note 33)									1,194	1,598	1,122
Equity-settled share based payment (refer note 34)									35,589	41,487	39,745
Employee welfare expenses									1,497	3,873	3,274
Total	$ 28,746	$ 26,579	$ 25,356	$ 24,980	$ 34,456	$ 31,659	$ 32,564	$ 31,157	$ 105,661	$ 129,836	$ 113,567